SHAREHOLDERS' EQUITY - Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Number of Warrants
Beginning balance		617,277
Issued	1,980,000
Expired		(617,277)
Ending balance	1,980,000
Exercisable	1,980,000
Weighted Average Exercise Price
Beginning balance		$ 36.9
Expired		$ 36.9
Issued	$ 0.0001
Ending balance	0.0001
Exercisable	$ 0.0001